Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Contingencies	Contingencies
Litigation
The Company is subject to occasional lawsuits, investigations, and claims arising out of the normal conduct of business. As of the date the consolidated financial statements were available to be issued, management is not aware of any pending claims that will have a material impact on the Company’s consolidated financial statements.
Contingencies
Litigation
The Company is subject to occasional lawsuits, investigations, and claims arising out of the normal conduct of business. As of the date the condensed consolidated financial statements were available to be issued, management is not aware of any pending claims that will have a material impact on the Company’s condensed consolidated financial statements.